Shareholder Report, Holdings (Details)	Nov. 30, 2025
Strategic Advisers Tax-Sensitive Short Duration Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Strategic Advisers Tax-Sensitive Short Duration Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Strategic Advisers Tax-Sensitive Short Duration Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Strategic Advisers Tax-Sensitive Short Duration Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Strategic Advisers Tax-Sensitive Short Duration Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Strategic Advisers Tax-Sensitive Short Duration Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	18.30%
Strategic Advisers Tax-Sensitive Short Duration Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Strategic Advisers Tax-Sensitive Short Duration Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Strategic Advisers Tax-Sensitive Short Duration Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Strategic Advisers Tax-Sensitive Short Duration Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Strategic Advisers Tax-Sensitive Short Duration Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Strategic Advisers Tax-Sensitive Short Duration Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Strategic Advisers Tax-Sensitive Short Duration Fund | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Strategic Advisers Tax-Sensitive Short Duration Fund | RS8Member
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Strategic Advisers Tax-Sensitive Short Duration Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Strategic Advisers Tax-Sensitive Short Duration Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	31.80%
Strategic Advisers Tax-Sensitive Short Duration Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Strategic Advisers Tax-Sensitive Short Duration Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Strategic Advisers Tax-Sensitive Short Duration Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Strategic Advisers Tax-Sensitive Short Duration Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Strategic Advisers Tax-Sensitive Short Duration Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Strategic Advisers Tax-Sensitive Short Duration Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Strategic Advisers Short Duration Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Strategic Advisers Short Duration Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Strategic Advisers Short Duration Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Strategic Advisers Short Duration Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Strategic Advisers Short Duration Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Strategic Advisers Short Duration Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Strategic Advisers Short Duration Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Strategic Advisers Short Duration Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Strategic Advisers Short Duration Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Strategic Advisers Short Duration Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Strategic Advisers Short Duration Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	45.60%
Strategic Advisers Short Duration Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Strategic Advisers Short Duration Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Strategic Advisers Short Duration Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Strategic Advisers Short Duration Fund | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Strategic Advisers Short Duration Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Strategic Advisers Short Duration Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Strategic Advisers Short Duration Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Strategic Advisers Short Duration Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Strategic Advisers Municipal Bond Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Strategic Advisers Municipal Bond Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Strategic Advisers Municipal Bond Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Strategic Advisers Municipal Bond Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Strategic Advisers Municipal Bond Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Strategic Advisers Municipal Bond Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Strategic Advisers Municipal Bond Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Strategic Advisers Municipal Bond Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Strategic Advisers Municipal Bond Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Strategic Advisers Municipal Bond Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Strategic Advisers Municipal Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Strategic Advisers Municipal Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Strategic Advisers Municipal Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Strategic Advisers Municipal Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Strategic Advisers Municipal Bond Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Strategic Advisers Municipal Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Strategic Advisers Municipal Bond Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	28.50%
Strategic Advisers Municipal Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Strategic Advisers Municipal Bond Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Strategic Advisers Municipal Bond Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Strategic Advisers Municipal Bond Fund | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Strategic Advisers Fidelity U.S. Total Stock Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Strategic Advisers Fidelity U.S. Total Stock Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Strategic Advisers Fidelity U.S. Total Stock Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Strategic Advisers Fidelity U.S. Total Stock Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Strategic Advisers Fidelity U.S. Total Stock Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Strategic Advisers Fidelity U.S. Total Stock Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Strategic Advisers Fidelity U.S. Total Stock Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Strategic Advisers Fidelity U.S. Total Stock Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Strategic Advisers Fidelity U.S. Total Stock Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Strategic Advisers Fidelity U.S. Total Stock Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Strategic Advisers Fidelity U.S. Total Stock Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Strategic Advisers Fidelity U.S. Total Stock Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Strategic Advisers Fidelity U.S. Total Stock Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Strategic Advisers Fidelity U.S. Total Stock Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Strategic Advisers Fidelity U.S. Total Stock Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Strategic Advisers Fidelity U.S. Total Stock Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Strategic Advisers Fidelity U.S. Total Stock Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Strategic Advisers Fidelity U.S. Total Stock Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Strategic Advisers Fidelity U.S. Total Stock Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Strategic Advisers Fidelity U.S. Total Stock Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Strategic Advisers Fidelity U.S. Total Stock Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Strategic Advisers Fidelity U.S. Total Stock Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Strategic Advisers Fidelity U.S. Total Stock Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Strategic Advisers Fidelity U.S. Total Stock Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Strategic Advisers Fidelity U.S. Total Stock Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Strategic Advisers Fidelity U.S. Total Stock Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Strategic Advisers Fidelity U.S. Total Stock Fund | France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Strategic Advisers Fidelity U.S. Total Stock Fund | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Strategic Advisers Fidelity U.S. Total Stock Fund | Zambia
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Strategic Advisers Fidelity U.S. Total Stock Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Strategic Advisers Fidelity U.S. Total Stock Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Strategic Advisers Fidelity U.S. Total Stock Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Strategic Advisers Fidelity U.S. Total Stock Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	52.50%
Strategic Advisers Fidelity U.S. Total Stock Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	45.60%
Strategic Advisers Fidelity U.S. Total Stock Fund | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Strategic Advisers Fidelity U.S. Total Stock Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Strategic Advisers Fidelity U.S. Total Stock Fund | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Strategic Advisers Fidelity Emerging Markets Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Strategic Advisers Fidelity Emerging Markets Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Strategic Advisers Fidelity Emerging Markets Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Strategic Advisers Fidelity Emerging Markets Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Strategic Advisers Fidelity Emerging Markets Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Strategic Advisers Fidelity Emerging Markets Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Strategic Advisers Fidelity Emerging Markets Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Strategic Advisers Fidelity Emerging Markets Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Strategic Advisers Fidelity Emerging Markets Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Strategic Advisers Fidelity Emerging Markets Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Strategic Advisers Fidelity Emerging Markets Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Strategic Advisers Fidelity Emerging Markets Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Strategic Advisers Fidelity Emerging Markets Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Strategic Advisers Fidelity Emerging Markets Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Strategic Advisers Fidelity Emerging Markets Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Strategic Advisers Fidelity Emerging Markets Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Strategic Advisers Fidelity Emerging Markets Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Strategic Advisers Fidelity Emerging Markets Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Strategic Advisers Fidelity Emerging Markets Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Strategic Advisers Fidelity Emerging Markets Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Strategic Advisers Fidelity Emerging Markets Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Strategic Advisers Fidelity Emerging Markets Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	42.40%
Strategic Advisers Fidelity Emerging Markets Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Strategic Advisers Fidelity Emerging Markets Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Strategic Advisers Fidelity Emerging Markets Fund | China
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Strategic Advisers Fidelity Emerging Markets Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Strategic Advisers Fidelity Emerging Markets Fund | India
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Strategic Advisers Fidelity Emerging Markets Fund | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Strategic Advisers Fidelity Emerging Markets Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Strategic Advisers Fidelity Emerging Markets Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Strategic Advisers Fidelity Emerging Markets Fund | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Strategic Advisers Fidelity Emerging Markets Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Strategic Advisers Fidelity Emerging Markets Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	58.20%
Strategic Advisers Fidelity Emerging Markets Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Strategic Advisers Fidelity Emerging Markets Fund | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.60%
Strategic Advisers Fidelity Core Income Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Strategic Advisers Fidelity Core Income Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Strategic Advisers Fidelity Core Income Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Strategic Advisers Fidelity Core Income Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Strategic Advisers Fidelity Core Income Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Strategic Advisers Fidelity Core Income Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Strategic Advisers Fidelity Core Income Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Strategic Advisers Fidelity Core Income Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Strategic Advisers Fidelity Core Income Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Strategic Advisers Fidelity Core Income Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Strategic Advisers Fidelity Core Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Strategic Advisers Fidelity Core Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Strategic Advisers Fidelity Core Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Strategic Advisers Fidelity Core Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Strategic Advisers Fidelity Core Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Strategic Advisers Fidelity Core Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Strategic Advisers Fidelity Core Income Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	49.70%
Strategic Advisers Fidelity Core Income Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Strategic Advisers Fidelity Core Income Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Strategic Advisers Fidelity Core Income Fund | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Strategic Advisers Fidelity Core Income Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Strategic Advisers Fidelity Core Income Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	95.80%
Strategic Advisers Fidelity Core Income Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Strategic Advisers Fidelity Core Income Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Strategic Advisers Fidelity Core Income Fund | France
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Strategic Advisers Fidelity Core Income Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Strategic Advisers Fidelity Core Income Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Strategic Advisers Fidelity Core Income Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Strategic Advisers Fidelity Core Income Fund | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Strategic Advisers Fidelity Core Income Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Strategic Advisers Fidelity Core Income Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Strategic Advisers Fidelity Core Income Fund | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Strategic Advisers Fidelity Core Income Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Strategic Advisers Fidelity Core Income Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Strategic Advisers Fidelity Core Income Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Strategic Advisers Fidelity Core Income Fund | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	49.00%
Strategic Advisers Fidelity Core Income Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Strategic Advisers Fidelity Core Income Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	17.90%
Strategic Advisers Fidelity Core Income Fund | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Strategic Advisers Fidelity Core Income Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Strategic Advisers Fidelity Core Income Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Strategic Advisers Fidelity Core Income Fund | AAOthersMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Strategic Advisers Alternatives Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Strategic Advisers Alternatives Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Strategic Advisers Alternatives Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Strategic Advisers Alternatives Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Strategic Advisers Alternatives Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Strategic Advisers Alternatives Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Strategic Advisers Alternatives Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Strategic Advisers Alternatives Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Strategic Advisers Alternatives Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Strategic Advisers Alternatives Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Strategic Advisers Alternatives Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.20%
Strategic Advisers Alternatives Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Strategic Advisers Alternatives Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Strategic Advisers Alternatives Fund | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	5.20%
Strategic Advisers Alternatives Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Strategic Advisers Alternatives Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Long Exposure	0.10%
Strategic Advisers Alternatives Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	6.10%
Strategic Advisers Alternatives Fund | AAOptionsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Strategic Advisers Alternatives Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Strategic Advisers Alternatives Fund | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	86.50%
Strategic Advisers Alternatives Fund | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Strategic Advisers Alternatives Fund | DEForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Strategic Advisers Alternatives Fund | DEOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Strategic Advisers Alternatives Fund | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	41.20%
Strategic Advisers Alternatives Fund | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	35.60%
Strategic Advisers Alternatives Fund | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	6.50%
Strategic Advisers Alternatives Fund | AAForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	4.80%
Strategic Advisers U.S. Total Stock Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Strategic Advisers U.S. Total Stock Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Strategic Advisers U.S. Total Stock Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Strategic Advisers U.S. Total Stock Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Strategic Advisers U.S. Total Stock Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Strategic Advisers U.S. Total Stock Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Strategic Advisers U.S. Total Stock Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Strategic Advisers U.S. Total Stock Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Strategic Advisers U.S. Total Stock Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Strategic Advisers U.S. Total Stock Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Strategic Advisers U.S. Total Stock Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Strategic Advisers U.S. Total Stock Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Strategic Advisers U.S. Total Stock Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Strategic Advisers U.S. Total Stock Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Strategic Advisers U.S. Total Stock Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Strategic Advisers U.S. Total Stock Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Strategic Advisers U.S. Total Stock Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Strategic Advisers U.S. Total Stock Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Strategic Advisers U.S. Total Stock Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Strategic Advisers U.S. Total Stock Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Strategic Advisers U.S. Total Stock Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Strategic Advisers U.S. Total Stock Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	98.20%
Strategic Advisers U.S. Total Stock Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Strategic Advisers U.S. Total Stock Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Strategic Advisers U.S. Total Stock Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Strategic Advisers U.S. Total Stock Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Strategic Advisers U.S. Total Stock Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Strategic Advisers U.S. Total Stock Fund | South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Strategic Advisers U.S. Total Stock Fund | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Strategic Advisers U.S. Total Stock Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Strategic Advisers U.S. Total Stock Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	81.50%
Strategic Advisers U.S. Total Stock Fund | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Strategic Advisers U.S. Total Stock Fund | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Strategic Advisers U.S. Total Stock Fund | AAOptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Strategic Advisers Fidelity Alternatives Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Strategic Advisers Fidelity Alternatives Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Strategic Advisers Fidelity Alternatives Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Strategic Advisers Fidelity Alternatives Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Strategic Advisers Fidelity Alternatives Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Strategic Advisers Fidelity Alternatives Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Strategic Advisers Fidelity Alternatives Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Strategic Advisers Fidelity Alternatives Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Strategic Advisers Fidelity Alternatives Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Strategic Advisers Fidelity Alternatives Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Strategic Advisers Fidelity Alternatives Fund | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	5.40%
Strategic Advisers Fidelity Alternatives Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Long Exposure	10.30%
Strategic Advisers Fidelity Alternatives Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Long Exposure	3.90%
Strategic Advisers Fidelity Alternatives Fund | AAOptionsMember
Holdings [Line Items]
Percent of Net Long Exposure	0.00%
Strategic Advisers Fidelity Alternatives Fund | DEFuturesContractsMember
Holdings [Line Items]
Percent of Net Asset Value	68.50%
Strategic Advisers Fidelity Alternatives Fund | DESwapsMember
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Strategic Advisers Fidelity Alternatives Fund | DEForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Strategic Advisers Fidelity Alternatives Fund | AAFuturesContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	36.60%
Strategic Advisers Fidelity Alternatives Fund | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Long Exposure	33.70%
Strategic Advisers Fidelity Alternatives Fund | AASwapsMember
Holdings [Line Items]
Percent of Net Long Exposure	7.40%
Strategic Advisers Fidelity Alternatives Fund | AAForwardForeignCurrencyContractsMember
Holdings [Line Items]
Percent of Net Long Exposure	2.70%